Income Tax (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Tax loss carryforwards	$ 30,234	$ 7,480
Research and development	4,010	1,213
Employee and payroll accrued expenses	304	96
Other	109
Total deferred tax assets	34,657	8,789
Less deferred tax liabilities	(21,775)
Deferred tax assets, net	12,882	8,789
Less valuation allowance for deferred tax assets	$ (12,882)	(8,789)
Acquired intangible assets